1
The Gabelli International Small Cap Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.4%
MATERIALS  — 18.3%
13,850 Alamos Gold Inc., Cl. A ............................. $ 204,189
8,000 Eldorado Gold Corp.† ............................... 112,560
9,544 Endeavour Mining plc ............................... 193,903
5,000 Labrador Iron Ore Royalty Corp. ............... 106,604
4,000 MAG Silver Corp.† .................................... 42,198
9,000 Osisko Gold Royalties Ltd. ........................ 147,702
75,000 Perseus Mining Ltd. ................................. 105,079
15,000 Treatt plc .................................................. 80,651
80,000 Westgold Resources Ltd. .......................... 136,586
1,129,472
CONSUMER STAPLES  — 16.4%
15,000 Austevoll Seafood ASA ............................. 117,717
5,500 Fevertree Drinks plc .................................. 83,371
7,000 Glanbia plc ............................................... 138,050
3,300 Interparfums SA ....................................... 185,843
1,600 Laurent-Perrier ......................................... 208,002
2,500 Milbon Co. Ltd. ........................................ 52,451
4,000 Sakata Seed Corp. .................................... 97,899
2,000 Viscofan SA ............................................. 127,089
1,010,422
HEALTH CARE  — 16.4%
6,212 AddLife AB, Cl. B ...................................... 64,999
1,000 Bachem Holding AG ................................. 95,803
1,800 Gerresheimer AG ...................................... 202,737
7,000 Mani Inc. .................................................. 91,234
230 Siegfried Holding AG ................................ 234,884
230 Tecan Group AG ....................................... 95,331
15,000 Tristel plc ................................................. 82,355
1,300 Vetoquinol SA .......................................... 139,549
1,006,892
INDUSTRIALS  — 15.7%
15,000 Aida Engineering Ltd. ............................... 87,693
8,000 AZ-COM MARUWA Holdings Inc. .............. 71,502
50,000 Chemring Group plc ................................. 229,080
2,000 Clarkson plc ............................................. 101,225
6,000 Daiei Kankyo Co. Ltd. ............................... 104,796
8,000 Iveco Group NV† ...................................... 119,105
8,000 JGC Holdings Corp. .................................. 78,214
4,000 Loomis AB ............................................... 111,659
20,000 QleanAir AB† ............................................ 62,687
965,961
INFORMATION TECHNOLOGY  — 12.2%
4,000 A&D HOLON Holdings Co. Ltd. ................. 76,628
7,500 GMO internet group Inc. ........................... 135,404
1,100 Macnica Holdings Inc. .............................. 53,598
20,000 NCC Group plc ......................................... 31,402
3,000 Nynomic AG† ........................................... 98,067
6,000 Optex Group Co. Ltd. ................................ 77,963
Shares
Market
Value
100,000 Oxford Metrics plc .................................... $ 131,264
6,000 PSI Software SE ....................................... 148,881
753,207
CONSUMER DISCRETIONARY  — 11.8%
10,000 Beneteau SACA ........................................ 147,587
9,820 Entain plc ................................................. 98,832
24,000 Genius Sports Ltd.† .................................. 137,040
2,200 JINS Holdings Inc. ................................... 62,128
75,000 Mandarin Oriental International Ltd. .......... 116,625
2,300 Tokyotokeiba Co. Ltd. ............................... 67,915
10,000 Zojirushi Corp. ......................................... 94,795
724,922
FINANCIALS  — 4.7%
17,000 Polar Capital Holdings plc ......................... 97,735
18,000 Tamburi Investment Partners SpA ............. 193,222
290,957
COMMUNICATION SERVICES  — 0.9%
4,059 Manchester United plc, Cl. A† ................... 56,664
TOTAL COMMON STOCKS .................. 5,938,497
PREFERRED STOCKS  — 1.6%
HEALTH CARE  — 1.6%
1,800 Draegerwerk AG & Co. KGaA, 0.190% ....... 98,844
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.0%
$ 125,000 U.S. Treasury Bill,
5.305%††, 05/23/24 ............................. 124,055
TOTAL INVESTMENTS — 100.0%
(Cost $5,880,168) ................................. $ 6,161,396
† Non-income producing security.
†† Represents annualized yield at date of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 63.5% $ 3,913,578
Japan ............................... 18.7 1,152,220
Canada .............................. 10.0 613,254
Asia/Pacific ......................... 5.8 358,290
United States ........................ 2.0 124,054
100.0% $ 6,161,396